Inventories (Tables)	3 Months Ended
Mar. 31, 2012
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	March 31, 2012	December 31, 2011
Finished goods	$634,623	$610,569
Raw materials and purchased components	180,514	163,030
Health care supplies	134,821	133,769
Work in process	74,039	60,128
Inventories	$1,023,997	$967,496